Basic and diluted loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Basic and diluted loss per share
Summary of Basic and diluted loss per share

	2023	2022	2021
	£ 000	£ 000	£ 000
Net loss for the period	(59,946)	(94,375)	(245,224)
	£	£	£
Basic and diluted loss per share	(0.31)	(0.53)	(1.98)
	No. of shares	No. of shares	No. of shares
Weighted average issued shares	191,250,614	179,470,377	124,130,921